ACQUISITION OF MAJESCO ENTERTAINMENT COMPANY (Details)	Jan. 09, 2018 CAD ($)	Jan. 09, 2018 USD ($)	Nov. 30, 2018 CAD ($)
Allocated as follows:
Goodwill			$ 3,356,355
Non-controlling interest (Note 17)			$ (1,684,615)
Majesco entertainment company
Consideration:
Consideration:	$ 415,000
Estimated cash payment on acquisition	1,245,000
Finder?s fee	93,375	$ 75,000
Total consideration provided	1,753,375
Allocated as follows:
Cash	11,060
Accounts payable	(67,320)
Due from former shareholder	56,260
Intangible assets - brand	103,335
Goodwill	3,356,355
Deferred income taxes	(21,700)
Non-controlling interest (Note 17)	(1,684,615)
Total	$ 1,753,375